Allowance For Loan Losses (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Loan Losses [Abstract]
Interest income forgone	$ 1.0	$ 0.8	$ 0.5
Loans classified as TDRs after filing Chapter 7 bankruptcy	$ 22.7